OTHER INCOME, NET	12 Months Ended
Dec. 31, 2025
Other Income Net
OTHER INCOME, NET

14.	OTHER INCOME, NET

Other income, net consists of the following:

	For the years ended December 31,
	2023	2024	2025
	$US	$US	$US
Government grants (1)	(165,665)	(289,629)	(267,927)
Rental income (lessor lease)	(207,857)	(186,223)	(243,986)
(Income)/loss from disposal of scrap materials	(51,289)	(10,698)	67,983
Derecognition of accounts payable (2)	—	—	(75,588)
Other (income)/expenses	(9,220)	12,202	(35,925)
Total	(434,031)	(474,348)	(555,443)

(1)	Government grants mainly represent the subsidies for researching and development activity and improvement of production technology.

(2)	Derecognition of accounts payable represent liabilities that have been confirmed as settled.